CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net Loss	$ (4,095,507)	$ (8,119,268)
Adjustments To Reconcile Net Loss To Net Cash Used In Operating Activities:
Depreciation	682,111	1,054,702
Amortization	728,192	730,940
Debt Discount Amortization And Other Financing Costs	1,622,035	738,794
Promissory Note Issued For Research And Development	0	$ 1,000,000
Note Payable Issued For Legal Fees		350,000
Gain On Conversion Of Notes Payable	0	$ 775,650
Gain On Disposition Of Assets	(485,404)	0
Derivative Expense (gain)	(3,536,901)	1,140,323
Forgiveness Of Debt	(8,470,939)	(1,252,131)
Loss On Impairment	$ 993,942	$ 2,702,996
Common Stock Issued For Services	222,711	417,649
Changes In Operating Assets And Liabilities:
Accounts Receivable	$ 62,883	$ 254,022
Prepaid Expenses And Other Assets	(139,069)	(138,339)
Accounts Payable And Accrued Expenses	2,345,145	1,314,086
Other Liabilities	120,851	43,969
Net Change In Operating Lease Assets And Liabilities	1,881,055	777,680
Net Cash Used In Operating Activities	(995,093)	(489,573)
Cash Flows From Investing Activities:
Acquisition Of Property And Equipment, Net Of Sales	(223,419)	(424,560)
Insurance Proceeds From Property And Equipment	547,459	0
Purchase Of Intangibles	0	(76,798)
Payment For Business Acquisitions, Net Of Cash Acquired	0	460
Net Cash Used In Investing Activities	324,040	(500,898)
Cash Flows From Financing Activities:
Proceeds From Sale Of Non-controlling Interests In Quiklabs, Net	10,000	460,000
Proceeds From Sales Of Series D Preferred Stock	233,244	0
Proceeds Issuance Of Common Stock	610,502	0
Proceeds From Convertible Notes, Loans And Advances	3,900,400	1,753,204
Payments On Convertible Loans, Advances And Factoring Agreements	(3,502,592)	(1,169,330)
Payments On Convertible Notes And Amounts Payable - Related Parties	(64,480)	(212,256)
Proceeds From Convertible Notes And Notes Payable - Related Parties	0	2,400
Payments On Financing Lease Liabilities	(17,264)	(16,410)
Net Cash Provided By Financing Activities	1,169,810	817,608
Net Change In Cash	498,757	(172,863)
Cash And Cash Equivalents - Beginning Of Period	19,309	192,172
Cash And Cash Equivalents - End Of Period	518,066	19,309
Supplemental Cash Flow Information:
Interest Expense	2,637,132	1,531,733
Taxes	0	0
Non-cash Investing And Financing Activity:
Debt Discount On Convertible Promissory Notes	2,174,000	634,341
Common Stock Issued For Conversion Of Convertible Notes	769,800	2,258,637
Convertible Preferred Series A And B Reclassified To Mezzanine Equity	0	4,790,884
Acquisition Of Air Fitness - Liabilities Assumed	0	610,919
Purchase Of Property And Equipment Under Finance Leases	0	201,349
Innovaqor Merger- Non Controlling Interest	$ (219,058)	$ 219,058